Summary of Phantom Stock and RSU Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Phantom Shares | Phantom Stock Plan
Weighted average grant date fair value (per share)
Unvested and outstanding at beginning of period	$ 16.37	$ 16.04	$ 12.77
Granted		$ 18.55	$ 23.93
Vested	$ 14.38	$ 17.91	$ 9.17
Forfeited	$ 17.18	$ 16.98	$ 13.63
Unvested and outstanding at end of period	$ 16.87	$ 16.37	$ 16.04
Shares
Unvested and outstanding at beginning of period	125,768	126,859	175,482
Granted		37,316	18,841
Vested	(26,908)	(17,064)	(59,652)
Forfeited	(14,096)	(21,343)	(7,812)
Unvested and outstanding at end of period	84,764	125,768	126,859
Vest date fair value
Vested	$ 431	$ 309	$ 1,442
Restricted Stock Units (RSU) | Non-Officer Restricted Stock Unit Plan
Weighted average grant date fair value (per share)
Granted	$ 17.07
Forfeited	$ 16.80
Unvested and outstanding at end of period	$ 17.12
Shares
Granted	177,026
Forfeited	(25,117)
Unvested and outstanding at end of period	151,909